Results from discontinued operations (Details) - ARS ($) $ / shares in Units, $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of associates [line items]
Costs		$ (42,000)	$ (34,646)	$ (35,370)
Net gain from fair value adjustment of investment properties		(23,710)	16,981	(4,389)
Share of profit of associates and joint ventures		1,036	223	379
Finance income		1,407	1,076	1,224
Finance cost		(15,861)	(18,286)	(14,170)
Financial results, net		(12,055)	(28,460)	(6,924)
Profit before income tax		(29,017)	(3,420)	(4,296)
Income tax		(1,690)	(6,280)	1,491
Profit from discontinued operations		480	20,377	8,835
Profit for the year from discontinued operations attributable to:
Equity holders of the parent		(25,615)	14,727	(1,120)
Non-controlling interest		$ (1,232)	$ 8,510	$ 4,168
Profit per share from discontinued operations attributable to equity holders of the parent:
Basic		$ (44.55)	$ 25.61	$ (1.95)
Diluted		$ (4,455)	$ 2,544	$ (195)
Discontinued Operations [Member]
Disclosure of associates [line items]
Revenues		$ 13,025	$ 118,461	$ 113,461
Costs		(11,684)	(88,970)	(86,433)
Gross profit		1,341	29,491	27,028
Net gain from fair value adjustment of investment properties			293
General and administrative expenses		(581)	(2,069)	(1,888)
Selling expenses		(602)	(23,020)	(21,205)
Other operating results, net	[1]	175	17,418	8,469
Profit from operations		333	22,113	12,404
Share of profit of associates and joint ventures		54	101	838
Profit before financial results and income tax		387	22,214	13,242
Finance income		136	166	322
Finance cost		(161)	(1,211)	(4,399)
Other financial results		40	(129)	(16)
Financial results, net		15	(1,174)	(4,093)
Profit before income tax		402	21,040	9,149
Income tax		78	(663)	(314)
Profit from discontinued operations	[2]	480	20,377	8,835
Profit for the year from discontinued operations attributable to:
Equity holders of the parent		468	15,741	2,671
Non-controlling interest		$ 12	$ 4,636	$ 6,164
Profit per share from discontinued operations attributable to equity holders of the parent:
Basic		$ 0.81	$ 27.37	$ 4.65
Diluted		$ 0.81	$ 27.18	$ 4.65

[1]	Includes the result of the loss of control of Shufersal (see note 4.I) as of June 30, 2018 and the sale of Adama as of June 30, 2017.
[2]	As of June 30, 2018 and 2017, Ps. 107,047, and Ps 59,099 of the total revenues from discontinued operations and Ps 22,425 and Ps. 311 of the total profit from discontinued operations corresponds to Shufersal.